Note 6 - Supplemental Balance Sheet and Cash Flow Information - Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Costs of construction	$ 10,351	$ 3,450
Employee compensation and benefits	1,640	2,497
Interest	3,470	2,063
Transaction costs	1,642	2,048
Other	1,259	901
Accounts Payable and Accrued Liabilities, Total	$ 18,362	$ 10,959